FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       February 15, 2008


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       89

Form 13F Information Table Value Total:       $106,802



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102     2207    58315 SH       SOLE                             58315
Aaron Rents Inc                COM              002535201      279    14856 SH       SOLE                             14856
Abbott Laboratories            COM              002824100      510     9215 SH       SOLE                              9215
Accenture Ltd                  COM              g1150g111     1337    37550 SH       SOLE                             37550
Activision                     COM              004930202     1380    52100 SH       SOLE                             52100
Agilent Technologies Inc       COM              00846U101     1035    32800 SH       SOLE                             32800
Altria Group Inc               COM              02209S103      448     6165 SH       SOLE                              6165
American International Group   COM              026874107      483    10606 SH       SOLE                             10606
Amphenol Corp-CL A             COM              032094203     2650    68150 SH       SOLE                             68150
Arch Capital Group             COM              G0450A105     1326    18950 SH       SOLE                             18950
Avery-Dennison Corp            COM              053611109      298     5800 SH       SOLE                              5800
Avnet Inc                      COM              053807103     1020    31000 SH       SOLE                             31000
BB&T Corporation               COM              054937107      370    11100 SH       SOLE                             11100
Baker Hughes Inc               COM              057224107     1230    18375 SH       SOLE                             18375
Bank of America Corp           COM              060505104     3955    93640 SH       SOLE                             93640
Bank of New York Mellon Corp   COM              064058100     1514    33015 SH       SOLE                             33015
Best Buy Co Inc                COM              086516101      298     6502 SH       SOLE                              6502
CVS/Caremark Corp              COM              126650100     1684    42287 SH       SOLE                             42287
Chevron Corp                   COM              166764100     2428    29308 SH       SOLE                             29308
Cisco Systems Inc              COM              17275R102     2284    97070 SH       SOLE                             97070
Citigroup Inc                  COM              172967101      326    12666 SH       SOLE                             12666
Coach Inc                      COM              189754104     1475    47065 SH       SOLE                             47065
Coca Cola Co                   COM              191216100     1023    17468 SH       SOLE                             17468
Commscope                      COM              203372107     1385    34400 SH       SOLE                             34400
ConocoPhillips                 COM              20825C104      268     3400 SH       SOLE                              3400
Constellation Energy           COM              210371100     1349    14000 SH       SOLE                             14000
Costco Wholesale Corp          COM              22160K105      329     5140 SH       SOLE                              5140
Danaher Corp                   COM              235851102     2069    27625 SH       SOLE                             27625
Dell Inc                       COM              24702R101     2006   101256 SH       SOLE                            101256
Dow Chemical Co                COM              260543103      305     7900 SH       SOLE                              7900
EMC Corp - Mass                COM              268648102      212    13200 SH       SOLE                             13200
Eastman Chemical Co            COM              277432100      976    14800 SH       SOLE                             14800
Exxon Mobil Corp               COM              30231G102     3339    39025 SH       SOLE                             39025
Fannie Mae                     COM              313586109      240     7900 SH       SOLE                              7900
Freeport McMoran Copper & Gold COM              35671D857      951    10300 SH       SOLE                             10300
Garmin Ltd                     COM              G37260109     1746    26650 SH       SOLE                             26650
General Electric Co            COM              369604103     4013   116683 SH       SOLE                            116683
Genetech Inc                   COM              368710406     1062    14724 SH       SOLE                             14724
Gilead Sciences Inc.           COM              375558103     2016    45050 SH       SOLE                             45050
Goldman Sachs Group Inc        COM              38141g104     1865    10565 SH       SOLE                             10565
Halliburton Co                 COM              406216101     1684    47000 SH       SOLE                             47000
Harris Corp                    COM              413875105     1156    21175 SH       SOLE                             21175
Hercules Inc                   COM              427056106     1029    57000 SH       SOLE                             57000
Hewlett Packard                COM              428236103      301     6948 SH       SOLE                              6948
Home Depot Inc                 COM              437076102      860    31264 SH       SOLE                             31264
Illinois Tool Works Inc        COM              452308109     1262    25800 SH       SOLE                             25800
International Business Machine COM              459200101      269     2538 SH       SOLE                              2538
Intuit Inc                     COM              461202103     1002    32900 SH       SOLE                             32900
JPMorgan Chase & Co            COM              46625H100     1160    27225 SH       SOLE                             27225
Johnson & Johnson              COM              478160104     2296    36564 SH       SOLE                             36564
Kellogg Co                     COM              487836108     1356    26650 SH       SOLE                             26650
Lockheed Martin Corp           COM              539830109     1146    10700 SH       SOLE                             10700
Medtronic Inc                  COM              585055106     2066    42950 SH       SOLE                             42950
Merck & Co Inc                 COM              589331107      929    19800 SH       SOLE                             19800
Microsoft Corp                 COM              594918104     2140    75090 SH       SOLE                             75090
Nike Inc Cl B                  COM              654106103      602     9670 SH       SOLE                              9670
Nordstrom Inc                  COM              655664100     1487    41100 SH       SOLE                             41100
Northern Trust Corp.           COM              665859104      882    12120 SH       SOLE                             12120
Novartis AG                    COM              66987V109     1033    20500 SH       SOLE                             20500
Omnicom Group                  COM              681919106     1213    26150 SH       SOLE                             26150
PNC Financial                  COM              693475105      988    15750 SH       SOLE                             15750
Pfizer Inc                     COM              717081103      418    18625 SH       SOLE                             18625
Praxair Inc                    COM              74005P104     1869    22850 SH       SOLE                             22850
Procter & Gamble Co            COM              742718109     3096    46460 SH       SOLE                             46460
Reliance Steel                 COM              759509102     1752    34950 SH       SOLE                             34950
Sandisk Corp                   COM              80004C101      212     8125 SH       SOLE                              8125
Schering Plough Corp           COM              806605101      226    10375 SH       SOLE                             10375
Smith International Inc        COM              832110100      577     9428 SH       SOLE                              9428
Southern Co                    COM              842587107      589    16438 SH       SOLE                             16438
St Jude Medical Inc            COM              790849103      587    13600 SH       SOLE                             13600
Stryker Corp                   COM              863667101      460     6680 SH       SOLE                              6680
SunTrust Banks Inc             COM              867914103      528     8348 SH       SOLE                              8348
Target Corp                    COM              87612E106     1047    19700 SH       SOLE                             19700
United Technologies Corp       COM              913017109     3862    53165 SH       SOLE                             53165
Wachovia Corp                  COM              929903102      526    15635 SH       SOLE                             15635
Wal-Mart Stores Inc            COM              931142103     2301    46040 SH       SOLE                             46040
Walgreen Co                    COM              931422109      798    22450 SH       SOLE                             22450
Wellpoint Health Networks      COM              94973V107     1209    16400 SH       SOLE                             16400
Wellpoint Inc                  COM              94973V107      877    11900 SH       SOLE                             11900
Wells Fargo Company            COM              949746101      296    10000 SH       SOLE                             10000
Western Digital Corp           COM              958102105     1952    68700 SH       SOLE                             68700
Wyeth                          COM              983024100      209     5235 SH       SOLE                              5235
XTO Energy Inc                 COM              98385X106     3306    60116 SH       SOLE                             60116
American EuroPacific Growth Fu                  298706102      305 6551.200000SH     SOLE                        6551.200000
American High Income Tr SBI                     026547109      170 14992.496000SH    SOLE                        14992.496000
Blackrock Large Cap Fd Institu                  09250J817      273 15804.928000SH    SOLE                        15804.928000
Columbia Marsico Growth Fd Cl                   638914473      328 15902.916000SH    SOLE                        15902.916000
Munder Midcap Core Growth Fd C                  626124283      257 9395.502000SH     SOLE                        9395.502000
New Perspective Fund Cl A                                      221 7000.119000SH     SOLE                        7000.119000